COSTS AND EXPENSES (INCOME) - Property operating costs (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property operating costs
Property operating costs	CAD 9,300	CAD 7,638
Non-recoverable from tenants:
Property operating costs
Property taxes and utilities	1,035	747
Legal	324	348
Consulting	379	482
Environmental and appraisals	708	477
Repairs and maintenance	659	465
Ground rents	628	628
Other	653	660
Property operating costs	4,386	3,807
Recoverable from tenants:
Property operating costs
Property taxes and utilities	2,644	2,209
Repairs and maintenance	749	531
Property management fees	741	592
Other	780	499
Property operating costs	CAD 4,914	CAD 3,831